COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2024	Jan. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF RIGHT OF USE ASSET AND LIABILITY	Initially, the Company measure the right of use asset and liability associated with its office lease using the following inputs:
Remaining lease term (in years)	1.08
Discount rate	12%

SCHEDULE OF ESTIMATED FUTURE MINIMUM LEASE PAYMENTS

The Company records rent on straight-line basis over the terms of the underlying lease. Estimated future minimum lease payments under the lease are as follows:

Year Ending January 31,	Amount
2025	$43,200
Total remaining lease payments	43,200
Less: imputed interest	22,357
Present value of remaining lease payments	$20,843